STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 5 – STOCK BASED COMPENSATION

As the Business Combination has been accounted for as a reverse recapitalization, the unaudited condensed consolidated financial statements of the merged entity reflect the continuation of Legacy Stardust Power, Inc. financial statements. Legacy Stardust Power’s equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, GPAC II. As a result, the number of shares was also retrospectively adjusted for periods ended prior to the Business Combination.

Shares Issued at Inception

At March 16, 2023 (inception of Legacy Stardust Power), certain employees and service providers participated in the purchase of restricted Common Stock of Legacy Stardust Power aggregating to 253,123 shares. Out of the total, certain restricted stock vested immediately and remaining unvested restricted stock aggregating to 119,198 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted Common Stock. Since all shareholders purchased the shares at par value and the shares had no incremental value beyond the par value as at that date, during the three months ended September 30, 2025 and 2024, the stock based compensation expense impact is insignificant. As at September 30, 2025, all the shares had been fully vested. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with shares issued with repurchase rights were immaterial as at September 30, 2025 and December 31, 2024.

Restricted stock activity for the nine months ended September 30, 2025, and balances as at September 30, 2025, were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2024	6,270	$0.00002
Granted	-	-
Vested	(6,270)	0.00002
Forfeited	-	-
Unvested as of September 30, 2025	-	$-

2023 Equity Incentive Plan

At March 16, 2023 (inception), the Legacy Stardust Power stockholders approved the 2023 Equity Incentive Plan and 230,112 shares of the Company’s Common Stock were reserved for issuance thereunder. During the year ended December 31, 2024, the Board adopted a resolution to increase the number of shares of Common Stock authorized for issuance under the 2023 Equity Incentive Plan by 115,056 shares of Common Stock. During the three months and nine months ended September 30, 2025, there were no grants under the 2023 Equity Incentive Plan.

Stock Options

During October and November 2023, Legacy Stardust Power granted options for 227,810 shares of stock options under the 2023 Equity Incentive Plan, 218,606 options were granted to employees, and 9,204 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employees and the consultant were exercisable at the exercise price of $0.065.

All the options under the 2023 Equity Incentive Plan were early-exercised by grantees. Accordingly, the Company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023, and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 92,044 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.065. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from the employee in January 2024. The amount was charged against the ‘Early exercised shares option liability’.

During the year ended December 31, 2024, the Company repurchased 2,557 unvested shares that were granted to a consultant and 23,011 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.065.

During the nine months ended September 30, 2025, the Company repurchased 24,449 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.065.

The early exercised shares liability amounting to $2,048 and $4,628 is outstanding as at September 30, 2025, and December 31, 2024, respectively, and is presented under “Early exercised shares option liability” on the unaudited condensed consolidated balance sheet.

Stock option activity for the nine months ended September 30, 2025, and balances as at September 30, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	70,999	$5.60
Granted	-	-
Vested	(15,173)	5.25
Forfeited	(24,449)	5.84
Unvested as at September 30, 2025	31,377	$5.50

The total compensation expense for stock options recognized in the General and administrative expenses of the Company’s unaudited condensed consolidated statements of operations were $75,964 and $139,945 for the nine months ended September 30, 2025, and 2024, respectively. The total compensation expense for stock options recognized in the General and administrative expenses of the Company’s unaudited condensed consolidated statements of operations were $25,138 and $22,221 for the three months ended September 30, 2025, and 2024, respectively.

As at September 30, 2025, total unvested compensation cost for stock options granted to employees not yet recognized was $168,228. The Company expects to recognize this compensation over a weighted average period of approximately 1.73 years.

Restricted Stock Units

During April and June 2024, Legacy Stardust Power granted 202,498 restricted stock units (“2023 Plan RSUs”) to employees under the 2023 Equity Incentive Plan. These 2023 Plan RSUs are subject to a service-based vesting requirement, and a liquidity plus service-based vesting requirement, which is defined as completion of a go public transaction or change in control. In order for any shares to vest, both the service-based vesting requirement and the liquidity plus service-based vesting requirement must be satisfied with respect to such shares. The liquidity conditions were met on July 8, 2024 upon consummation of the Business Combination, and therefore compensation expenses related to these awards began to be recognized in the year ended December 31, 2024 using a graded vesting method over the requisite service period.

Given the absence of a public trading market prior to the closing of the Business Combination, the Legacy Stardust Power board of directors considered numerous objective and subjective factors to determine the fair value of its common stock at each grant date. These factors included, but were not limited to: (i) independent contemporaneous third-party valuations of common stock; (ii) the prices for the Company’s convertible notes sold to outside investors; (iii) the rights and preferences of convertible preferred stock relative to common stock; (iv) the lack of marketability of its common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an IPO, given prevailing market conditions. Subsequent to the closing of the Business Combination, the fair value of common stock is based on the closing price of the Company’s common stock, as reported on Nasdaq on the date of grant.

RSU activity for the nine months ended September 30, 2025, and balances as at September 30, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	100,484	$86.71
Granted	-	-
Vested	(35,521)	86.41
Forfeited	-	-
Unvested as at September 30, 2025	64,963	$86.87

The total compensation expense for RSU recognized in the General and administrative expenses of the Company’s unaudited condensed consolidated statements of operations was $3,172,091 and $5,765,425 for the nine months ended September 30, 2025, and 2024, respectively.

The total compensation expense for RSU recognized in the General and administrative expenses of the Company’s unaudited condensed consolidated statements of operations was $779,563 and $5,765,425 for the three months ended September 30, 2025, and 2024, respectively.

As at September 30, 2025, total unvested compensation cost for RSUs granted to employees not yet recognized was $2,142,891. The Company expects to recognize this compensation over a weighted average period of approximately 1.76 years.

2024 Equity Incentive Plan

The Board adopted, and the stockholders of the Company approved, the 2024 Equity Incentive Plan in September 2024. The maximum number of shares with respect to one or more awards that may be granted to any one participant during any calendar year shall be 467,366 shares of Common Stock. The 2024 Equity Incentive Plan provides for the grant of stock options, RSUs, PSUs share appreciation rights, restricted shares, dividend equivalents, substitute awards, and other share or cash-based awards (such as cash bonus awards and performance awards) for issuance to employees or consultants of the Company (or any of the Company’s parents or subsidiaries), or directors of the Company.

During the year ended December 31, 2024, the Company granted (a) 152,429 RSUs to independent directors, officers, employees and consultants which are subject to a service based vesting requirement, (b) 7,400 RSUs fully vested as of the date of grant to consultants and (c) 50,658 PSUs to employees with a service and market condition.

During the nine month period ended September 30, 2025, the Company granted to employees (a) 40,871 RSUs which are subject to a service based vesting requirement, (b) 103,930 RSUs fully vested as of the date of grant to employees and (c) 8,918 RSUs fully vested as of the date of grant to consultants.

The PSUs cliff vest at the end of a three-year term subject to share price-based market condition (i.e., the volume weighted average price of the Common Stock is greater than or equal to $120.00 per share for a period of 20 trading days in any 30 trading day period or there is a change of control, or the PSUs are otherwise forfeited). The compensation expense for these RSUs and PSUs were recognized on a straight-line basis over the term of the award.

The grant date fair value of RSUs is based on the closing price of the Company’s Common Stock, as reported on The Nasdaq Capital Market on the date of grant.

RSU activity for the nine months ended September 30, 2025, and balances as at September 30, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	148,209	$115.11
Granted	153,719	5.02
Vested	(133,190)	22.10
Forfeited	(82,000)	116.20
Unvested as at September 30, 2025	86,738	$61.81

The total compensation expense for RSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $1,985,388 and $1,082,031 for the nine months ended September 30, 2025, and 2024, respectively.

The total compensation expense for RSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $611,311 and $1,082,031 for the three months ended September 30, 2025, and 2024, respectively.

As at September 30, 2025, total unvested compensation cost for RSUs granted to employees and non-employee directors not yet recognized was $4,575,468. The Company expects to recognize this compensation over a weighted average period of approximately 2.81 years.

As at September 30, 2025, total unvested compensation cost for RSUs granted to the consultants not yet recognized was $644,167. We expect to recognize this compensation over a period of approximately 2.96 years.

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$116.2
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

PSU activity for the nine months ended September 30, 2025, and balances as at September 30, 2025, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2024	50,658	$67.33
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested as at September 30, 2025	50,658	$67.33

The total compensation expense for PSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $849,501 and $46,678 for the nine months ended September 30, 2025, and 2024, respectively.

The total compensation expense for PSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $286,252 and $46,678 for the three months ended September 30, 2025, and 2024, respectively.

As at September 30, 2025, total unvested compensation cost for PSUs granted to employees not yet recognized was $2,228,136. The Company expects to recognize this compensation over a weighted average period of approximately 1.96 years.

NOTE 8 – STOCK BASED COMPENSATION

As the Business Combination has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy Stardust Power, Inc. consolidated financial statements. Legacy Stardust Power’s. equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, GPAC II. As a result, the number of shares was also retrospectively adjusted for periods ended prior to the Business Combination.

Shares Issued at Inception

At March 16, 2023 (inception of Legacy Stardust Power), certain employees and service providers participated in the purchase of restricted Common Stock of Legacy Stardust Power aggregating to 253,123 shares. Out of the total, certain restricted stock vested immediately and remaining unvested restricted stock aggregating to 119,198 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted Common Stock. Since all shareholders purchased the shares at par value and the shares had no incremental value beyond the par value as at that date, during the periods from March 16, 2023 (inception) through December 31, 2023, and year ended December 31, 2024, the stock-based compensation expense impact is insignificant. As at December 31, 2024, 6,270 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 0.25 years. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with shares issued with repurchase rights were immaterial as at December 31, 2024 and December 31, 2023.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Restricted stock activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Common Stock
	Number of shares outstanding	Weighted Average Grant-Date Fair Value	Weighted average remaining contractual life (Years)
Unvested as of December 31, 2023	31,352	$0.00002
Granted	-	-
Vested	(25,082)	0.00002
Forfeited or cancelled	-	-
Unvested as of December 31, 2024	6,270	$0.00002	0.25

2023 Equity Incentive Plan

At March 16, 2023, the Legacy Stardust Power stockholders approved the 2023 Equity Incentive Plan and 230,112 shares of the Company’s Common Stock were reserved for issuance thereunder. During the year ended December 31, 2024, the Board adopted a resolution to increase the number of shares of Common Stock authorized for issuance under the 2023 Equity Incentive Plan by 115,056 shares of Common Stock. During the period from March 16, 2023 (inception) through December 31, 2023, there were no grants under the 2023 Equity Incentive Plan.

Stock Options

During October and November 2023, Legacy Stardust Power granted options for 227,810 shares of stock options under the 2023 Equity Incentive Plan: 218,606 options were granted to employees, and 9,204 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employees and the consultant were exercisable at the exercise price of $0.065.

All the options under the 2023 Equity Incentive Plan were early-exercised by grantees. Accordingly, the Company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023, and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 92,044 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.065. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from the employee in January 2024. The amount was charged against the ‘Early exercised shares option liability’.

During the year ended December 31, 2024, the Company repurchased 2,557 unvested shares that were granted to a consultant and 23,011 unvested shares that were granted to an employee under the 2023 Equity Incentive Plan at the original exercise price of $0.065.

The early exercised shares liability amounting to $4,628 and $8,650 is outstanding as at December 31, 2024, and December 31, 2023, respectively, and is presented under ‘Early exercised shares option liability’ on the consolidated balance sheet.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Stock option activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024 were as follows:

	Stock Options
	Number of options	Weighted Average Grant-Date Fair Value	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value
Unvested as of December 31, 2023	132,698	$5.7	3.49	$7,998,367
Granted	-	-
Vested	(36,131)	5.7
Forfeited	(25,568)	6.0
Unvested as of December 31, 2024	70,999	$5.6	2.58	$2,537,156

The total compensation expense for stock options recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $177,942 and $58,536 for the year ended December 31, 2024, and the period from March 16, 2023 (inception) through December 31, 2023, respectively.

As at December 31, 2024, total unvested compensation cost for stock options granted to employees not yet recognized was $386,927. The Company expects to recognize this compensation over a weighted average period of approximately 2.58 years.

The weighted average fair value of options granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Due to the absence of an active market for the Company’s Common Stock at the time of the grant, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its Common Stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the Common Stock as at the grant date. The estimated fair value of the Common Stock has been determined at each grant date based upon a variety of factors, including the business, financial condition and results of operations, economic and industry trends, the illiquid nature of the Common Stock, the market performance of peer group of similar publicly traded companies, and future business plans of the Company. Significant changes to the key assumptions underlying the factors used could result in different fair values of Common Stock at each valuation date.

The Company based the risk-free interest rate on a U.S. Treasury Bond Yield with a term substantially equal to the option’s expected term.

The Company based the expected volatility on a blend of historical volatility and implied volatility derived from price of publicly traded shares of peer group of similar companies.

The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method which represents the average of the contractual term of the option and the weighted average vesting period of the option. The Company considers this appropriate as there is not sufficient historical information available to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Restricted Stock Units

During April and June 2024, Legacy Stardust Power granted 202,498 restricted stock units (“2023 Plan RSUs”) to employees under the 2023 Equity Incentive Plan. These 2023 Plan RSUs are subject to a service-based vesting requirement, and a liquidity plus service-based vesting requirement, which is defined as completion of a go public transaction or change in control. In order for any shares to vest, both the service-based vesting requirement and the liquidity plus service-based vesting requirement must be satisfied with respect to such shares. The liquidity conditions were met on July 8, 2024, upon consummation of the Business Combination, and therefore compensation expenses related to these awards began to be recognized in the year ended December 31, 2024, using a graded vesting method over the requisite service period.

Given the absence of a public trading market prior to the closing of the Business Combination, the Legacy Stardust Power board of directors considered numerous objective and subjective factors to determine the fair value of its common stock at each grant date. These factors included, but were not limited to: (i) independent contemporaneous third-party valuations of common stock; (ii) the prices for the Company’s convertible notes sold to outside investors; (iii) the rights and preferences of convertible preferred stock relative to common stock; (iv) the lack of marketability of its common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an IPO, given prevailing market conditions. Subsequent to the closing of the Business Combination, the fair value of common stock is based on the closing price of the Company’s common stock, as reported on The Nasdaq Global Select Market on the date of grant.

RSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	202,498	88.0
Vested	(50,241)	86.7
Forfeited	(51,775)	91.7
Unvested as at December 31, 2024	100,482	$86.7

The total compensation expense for RSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $6,789,594 and $Nil for the year ended December 31, 2024, and the period from March 16, 2023 (inception) through December 31, 2023, respectively.

The total fair value of RSU’s vested during the year ended December 31, 2024, was $4,356,440. As at December 31, 2024, total unvested compensation cost for RSUs granted to employees not yet recognized was $5,314,982. The Company expects to recognize this compensation over a weighted average period of approximately 2.47 years.

In October 2024, one of the employees transitioned to a consultant role, under a Consulting Agreement. A Service Provider Letter dated November 27, 2024, confirmed his continued status under the Equity Incentive Plan. On December 31, 2024, his consulting agreement was terminated. Following the termination on December 31, 2024, as part of his severance benefits, 17,258 RSUs that were scheduled to vest on March 15, 2025, which otherwise would have been forfeited upon separation, were accelerated with vesting as on December 31, 2024.

The Company determined that the acceleration of the unvested units constituted a Type III modification in accordance with ASC 718, since the expectation of the award vesting changed from improbable to probable, which resulted in a new measurement of compensation cost. For the year ended December 31, 2024, the acceleration resulted in the recognition of $617,851 of stock-based compensation expense using the reassessed fair value on the modification date and a reversal of $1,190,220 in stock-based compensation expense for previously recognized expense using the original grant date fair value.

2024 Equity Incentive Plan

The Board adopted, and the stockholders of the Company approved, the 2024 Equity Incentive Plan in September 2024. The maximum number of shares with respect to one or more awards that may be granted to any one participant during any calendar year shall be 467,366 shares of Common Stock. The 2024 Equity Incentive Plan provides for the grant of stock options, RSUs, PSUs share appreciation rights, restricted shares, dividend equivalents, substitute awards, and other share or cash-based awards (such as cash bonus awards and performance awards) for issuance to employees or consultants of the Company (or any of the Company’s parents or subsidiaries), or directors of the Company.

During the year ended December 31, 2024, the Company granted (a) 152,4296 RSUs to independent directors, officers, employees and consultants which are subject to a service based vesting requirement, (b) 7,400 RSUs fully vested as of the date of grant to consultants and (c) 50,659 PSUs to employees with a service and market condition. These PSUs cliff vest at the end of a three-year term subject to share price based market condition (i.e., the volume weighted average price of the Common Stock is greater than or equal to $120.00 per share for a period of 20 trading days in any 30 trading day period or there is a change of control, or the PSUs are otherwise forfeited). The compensation expense for these RSUs and PSUs were recognized on a straight-line basis over the term of the award.

The fair value of common stock is based on the closing price of the Company’s common stock, as reported on The Nasdaq Global Select Market on the date of grant.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

RSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	159,829	115.2
Vested	(11,621)	116.2
Forfeited	-	-
Unvested as at December 31, 2024	148,208	$115.1

The total compensation expense for RSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $2,450,003 and $Nil for the year ended December 31, 2024, and the period from March 16, 2023 (inception) through December 31, 2023, respectively.

The total fair value of RSU’s vested during the year ended December 31, 2024, was $1,350,418. As at December 31, 2024, total unvested compensation cost for RSUs granted to employees and non-employee directors not yet recognized was $6,323,682. The Company expects to recognize this compensation over a weighted average period of approximately 2.69 years.

As at December 31, 2024, total unvested compensation cost for RSUs granted to the consultants not yet recognized was $ 9,637,715. We expect to recognize this compensation over a period of approximately 3.71 years.

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$116.2
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

PSU activity for the year ended December 31, 2024, and balances as at the end of December 31, 2024, were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	$-
Granted	50,659	67.3
Vested	-	-
Forfeited	-	-
Unvested as at December 31, 2024	50,659	$67.3

The total compensation expense for PSUs recognized in the General and administrative expenses of the Company’s consolidated statements of operations was $332,971 and $Nil for the year ended December 31, 2024, and the period from March 16, 2023 (inception) through December 31, 2023, respectively.

As at December 31, 2024, total unvested compensation cost for PSUs granted to employees not yet recognized was $ 3,077,636. The Company expects to recognize this compensation over a weighted average period of approximately 2.71 years.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS